General and Administrative Expenses	9 Months Ended
Dec. 31, 2013
Notes to Financial Statements
General and Administrative Expenses

9.    General and Administrative Expenses

Most of our $5,505 of general and administrative expenses for the period from March 20, 2013 (date of inception) to December 31, 2013, relates to our senior management’s compensation including salaries which which were accrued since July 1, 2013, and $3,359 of amortization of restricted stock amortization.